Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current assets
Intangible assets	€ 53	€ 57	€ 61
Property, plant and equipment, net	3,406	2,245	918
Other non-current financial assets	234	132	97
Total non-current assets	3,693	2,434	1,076
Current assets
Inventories	176	145	166
Trade and other receivables	76	218	424
Other current assets	5,791	4,524	5,705
Cash and cash equivalents	185,525	37,646	45,634
Total current assets	191,568	42,533	51,929
TOTAL ASSETS	195,261	44,967	53,004
Shareholders' equity
Share capital	1,794	873	792
Premiums related to share capital	281,745	105,090	95,931
Reserves	(68,386)	(48,247)	(34,578)
Translation reserve	(203)	(165)
Net loss for the period	(33,530)	(21,913)	(15,013)
Total shareholders' equity	181,419	35,638	47,132
Non-current liabilities
Long-term provisions	214	163	100
Financial liabilities - Non-current portion	2,019	2,816	151
Deferred tax	3	3
Total Non-current liabilities	2,236	2,982	251
Current liabilities
Provisions - current portion			81
Financial liabilities - current portion	824	50	557
Trade and other payables	8,076	4,832	3,672
Other current liabilities	2,706	1,465	1,311
Total current liabilities	11,606	6,347	5,621
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 195,261	€ 44,967	€ 53,004